Stated Capital - Schedule of Stated Capital (Detail) $ in Millions, R in Billions			12 Months Ended
	Feb. 12, 2020 USD ($) shares	Feb. 12, 2020 ZAR (R) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure of classes of share capital [line items]
Beginning Balance | $			$ 3,622.5
Share issue	$ 249.0	R 3.7	249.0	$ 0.0	$ 0.0
Ending balance | $			3,871.5	3,622.5
Placing of ordinary shares	41,431,635	41,431,635
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Beginning Balance | $			3,622.5	3,622.5
Share issue | $			249.0	0.0
Ending balance | $			$ 3,871.5	$ 3,622.5	$ 3,622.5
In issue at 1 January			828,632,707	821,532,707
Placing of ordinary shares			41,431,635	0
Exercise of employee share options			13,269,176	7,100,000
In issue at 31 December			883,333,518	828,632,707	821,532,707
Authorised			2,000,000,000	2,000,000,000